Principal Related Parties (Detail)	12 Months Ended
Dec. 31, 2013
Shanghai Jiante Biotechnology Co. Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	Company controlled by Mr. Yuzhu Shi
Giant Investment Co., Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	Company controlled by Mr. Yuzhu Shi
China Minsheng Banking Corp Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Company significantly influenced by Mr. Yuzhu Shi
Investment in Minsheng Royal Asset Management
Related Party Transaction [Line Items]
Relationships with the Group	Company significantly influenced by Mr. Yuzhu Shi
Shanghai Juxian Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Shanghai Juxi Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Shanghai Tonghua Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Beijing Giant Zhengtu Network Technology Co., Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee before October 17, 2012
Shanghai Focus Media Defeng Co., Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	Company controlled by Mr. Jason Nanchun Jiang
Union Sky Holding Group Limited
Related Party Transaction [Line Items]
Relationships with the Group	Company shareholder